As filed with the Securities and Exchange Commission on September 29, 2005
                                     Investment Company Act file number 811-4265


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
            (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
CONNECTICUT                                 600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.
================================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the period February 1, 2005 through July 31, 2005.


The Fund had net assets of $120,558,627 and 373 active shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,
\s\ Steven W. Duff





Steven W. Duff
 President
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value       Ending Account Value
  Class A & JPMorgan Select Shares            2/1/05                       7/31/05                Expenses Paid During the Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                     $1,006.30                              $4.63
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                     $1,020.18                              $4.66
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value       Ending Account Value          Expenses Paid During the Period*
                                              2/1/05                       7/31/05
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                     $1,007.30                    $3.63
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                     $1,021.17                    $3.66
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.93%, 0.73% and 0.93% for the Class A, Class B and JPMorgan Select Shares, respectively, multiplied by the average account value over the period (February 1, 2005 through July 31, 2005), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (2.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000   Connecticut State HEFA P-Float PT-905 (c)
              Insured by FGIC                                                   11/17/05    2.20%   $  2,900,000
-----------                                                                                         ------------
  2,900,000   Total Put Bonds                                                                          2,900,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (5.81%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   State of Connecticut HEFA RB (Yale University)                    08/11/05     2.35%   $ 3,000,000    VMIG-1     A1+
  4,000,000   State of Connecticut HEFA RB (Yale University)                    11/08/05     2.50      4,000,000    VMIG-1     A1+
-----------                                                                                         ------------
  7,000,000   Total Tax Exempt Commercial Paper                                                        7,000,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (20.00%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Connecticut State GO Refunding Bond (c)                           09/01/05     2.03%   $ 2,504,149
    525,000   Easton, CT GO (c)                                                 11/01/05     1.88        526,460
  5,000,000   Fairfield, CT BAN                                                 07/27/06     2.70      5,050,390     MIG-1    SP-1+
  3,000,000   Ledyard, CT BAN (c)                                               10/28/05     2.20      3,009,304
  4,000,000   Manchester, CT Temporary Notes (c)                                07/06/05     2.67      4,039,045
  2,000,000   Regional School District No. 5 BAN                                02/09/06     2.13      2,008,957     MIG-1
  2,000,000   Regional School District No. 5 BAN                                02/09/06     2.10      2,011,847     MIG-1
  2,950,000   Stonington, CT BAN - Lot A (c)                                    10/13/05     1.70      2,957,537
  2,000,000   Town of Groton, CT BAN (c)                                        08/01/05     1.94      2,000,000
-----------                                                                                         ------------
 23,975,000   Total Tax Exempt General Obligation Notes & Bonds                                       24,107,689
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (d) (70.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,610,000   Bridgeport, CT GO 2000A ROCs II - Series R
              Insured by FGIC                                                   07/15/16     2.37%  $  3,610,000    VMIG-1
  5,000,000   Commonwealth of Puerto Rico GDB
              Insured by MBIA Insurance Corp.                                   12/01/15     2.23      5,000,000    VMIG-1     A1+
  2,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A                    03/01/17     2.33      2,000,000    VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B                    03/01/17     2.33      1,000,000    VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand / Whitney Project)
              LOC Bank of Montreal                                              08/01/23     2.38      5,000,000    VMIG-1     A1+
  7,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue)
              LOC Allied Irish Bank                                             07/01/30     2.30      7,000,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14    2.38%   $  2,000,000               A1+
  1,550,000   Connecticut State Development Authority IDRB (c)
              (Acucut Inc. Project)
              LOC First Union National Bank.                                    06/01/18    2.47       1,550,000
  2,000,000   Connecticut State GO - Series 515                                 12/15/13    2.35       2,000,000    VMIG-1
  3,000,000   Connecticut State Hospital
              LOC KBC Bank                                                      07/01/24    2.28       3,000,000    VMIG-1     A1
  1,490,000   Connecticut State HEFA (Quinnipiac University) - Series 2003G
              LOC JPMorgan Chase  & Company                                     07/01/23    2.27       1,490,000    VMIG-1     A1+
  5,000,000   Connecticut State HEFA (Hartford University) - Series F
              LOC Citizens Bank                                                 07/01/34    2.33       5,000,000    VMIG-1     A1+
  5,000,000   Connecticut State HEFA (Eastern Connecticut Health) - Series B
              LOC Comerica Bank                                                 07/01/34    2.34       5,000,000    VMIG-1     A1+
  3,000,000   Connecticut State HEFA (St. Francis Hospital) (c)
              Insured by FGIC                                                   07/01/23    2.37       3,000,000
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z                   07/01/30    2.36       5,015,000               A+
  8,300,000   Connecticut State HFA
              Insured by AMBAC Indemnity Corp.                                  05/15/33    3.00       8,300,000    VMIG-1
  4,995,000   Connecticut State P-Float PA 347                                  03/15/12    2.34       4,995,000               A1+
  1,700,000   Detroit, MI Sewer Disposal RB
              Insured by FSA                                                    07/01/33    2.30       1,700,000    VMIG-1     A1+
    430,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20    2.30         430,000
  1,000,000   Puerto Rico Commonwealth Infrastructure Financing Authority       04/01/27    2.34       1,000,000               A1+
  2,000,000   Puerto Rico Commonwealth Infrastructure Financing Authority       04/01/27    2.34       2,000,000               A1+
  2,695,000   Puerto Rico PFC Commonwealth Appropriation Bonds - Series 111
              Insured by AMBAC Indemnity Corp.                                  06/01/26    2.33       2,695,000               A1
  9,000,000   State of Connecticut HEFA, Ridgefiels Academy Series A
              LOC Bank of America                                               07/01/35    2.33       9,000,000    VMIG-1
  1,000,000   State of  Connecticut HEFA
              (The Hotchkiss School Issue) - Series A                           07/01/30    2.30       1,000,000    VMIG-1       A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,860,000   Weston, CT ROCs II Series R 6501                                  07/15/22    2.37%   $  1,860,000    VMIG-1
-----------                                                                                         ------------
 84,645,000   Total Tax Exempt Variable Rate Demand Instruments                                       84,645,000
-----------                                                                                         ------------
              Total Investments (98.42%)(Cost $118,652,689+)                                         118,652,689
              Cash and other assets, net of liabilities (1.58%)                                        1,905,938
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $120,558,627
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,         59,763,446 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              Class B shares,         34,959,351 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              JPMorgan Select shares, 25,830,896 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============

              + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN     =   Bond Anticipation Note                               HFA    =   Housing Finance Authority
     FGIC    =   Financial Guaranty Insurance Company                 IDRB   =   Industrial Development Revenue Bond
     FSA     =   Financial Security Assurance                         LOC    =   Letter of Credit
     GDB     =   Government Development Bond                          PFC    =   Public Finance Corporation
     GO      =   General Obligation                                   RB     =   Revenue Bond
     HEFA    =   Health and Education Facilities Authority            ROCs   =   Reset Option Certificates


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JULY 31, 2005
(UNAUDITED)
================================================================================

Breakdown of Portfolio Holdings by State:

----------------------------------------------------------------------
         State                   Value             % of Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
  Connecticut                $106,257,689               89.55%
  Michigan                      1,700,000                1.43
  Puerto Rico                  10,695,000                9.02
----------------------------------------------------------------------
  Total                      $118,652,689              100.00%
----------------------------------------------------------------------































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2005
(UNAUDITED)
================================================================================

INVESTMENT INCOME

  Interest......................................................................    $   1,419,598
                                                                                    -------------
Expenses: (Note 2)
  Investment management fee.....................................................          194,225
  Administration fee............................................................          135,957
  Shareholder servicing fee (Class A shares)....................................           66,344
  Shareholder servicing fee (JPMorgan Select shares)............................           34,510
  Custodian expenses............................................................            3,502
  Shareholder servicing and related shareholder expenses+.......................           41,276
  Legal, compliance and filing fees.............................................           36,204
  Audit and accounting..........................................................           53,363
  Directors' fees and expenses..................................................            6,002
  Other.........................................................................            4,138
                                                                                    -------------
       Total expenses...........................................................          575,521
       Less:  Expenses paid indirectly (Note 2).................................           (2,053)
                                                                                    -------------
       Net expenses.............................................................          573,468
                                                                                    -------------
Net investment income...........................................................          846,130

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments................................................           23,244
                                                                                    -------------
Increase in net assets from operations..........................................    $     869,374
                                                                                    =============

+    Includes class specific transfer agency expenses of $16,586, $7,157, and $8,628 for Class A,
     Class B, and JPMorgan Select shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                           Six Months
                                                                              Ended                     Year
                                                                          July 31, 2005                 Ended
                                                                           (Unaudited)             January 31,2005
                                                                           -----------             ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................          $     846,130             $     496,322
     Net realized gain on investments...........................                 23,244                       -0-
                                                                          -------------             -------------
Increase in net assets from operations..........................                869,374                   496,322


Dividends to shareholders from net investment income*:
     Class A shares.............................................               (416,483)                 (250,823)
     Class B shares.............................................               (212,887)                 (130,529)
     JPMorgan Select shares.....................................               (216,760)                 (114,970)
Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                    -0-                      (-0-)
     Class B shares.............................................                    -0-                      (-0-)
     JPMorgan Select shares.....................................                    -0-                      (-0-)
Capital share transactions (Note 3):
     Class A shares.............................................            (10,323,217)               (4,833,946)
     Class B shares.............................................              9,473,927                 2,746,760
     JPMorgan Select shares.....................................            (12,950,983)                3,344,348
                                                                          -------------            --------------
     Total increase (decrease)..................................             13,777,029                 1,257,162
Net assets:
     Beginning of period........................................            134,335,656               133,078,494
                                                                          -------------            --------------
     End of period..............................................          $ 120,558,627            $  134,335,656
                                                                          =============            ==============
     Undistributed net investment income........................          $         -0-            $          -0-
                                                                          =============            ==============

*  Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and  Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended. The Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $ 32,655 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the year period ended July 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses........................................   $  2,035
Shareholder servicing and related shareholder expenses....         18
                                                             --------
         Total............................................   $  2,053
                                                             ========


3. Capital Stock

At July 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended                        Year
                                                 July 31, 2005                         Ended
Class A shares                                    (Unaudited)                    January 31, 2005
--------------                                   -------------                   ----------------
Sold......................................         106,333,245                        160,322,977
Issued on reinvestment of dividends.......             326,960                            179,719
Redeemed..................................        (116,983,422)                      (165,336,642)
                                                 -------------                   ----------------
Net increase (decrease)...................         (10,323,217)                        (4,833,946)
                                                 =============                   ================

Class B shares
Sold......................................          65,793,186                        208,256,825
Issued on reinvestment of dividends.......             202,039                            123,335
Redeemed..................................         (56,521,298)                      (205,633,400)
                                                 -------------                   ----------------
Net increase (decrease)...................           9,473,927                          2,746,760
                                                 =============                   ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

3. Capital Stock (Continued)

                                                    Six Months Ended               Year
                                                      July 31, 2005                Ended
JPMorgan Select shares                                 (Unaudited)           January 31, 2005
----------------------                                -------------          ----------------
Sold........................................             41,912,265                75,169,826
Issued on reinvestment of dividends.........                215,513                   103,114
Redeemed....................................            (55,078,761)              (71,928,592)
                                                      -------------          ----------------
Net increase (decrease).....................            (12,950,983)                3,344,348
                                                      =============          ================

As of July 31, 2005, the breakdown of net assets by share class were as follows:

Class A shares..............................          $  59,765,892
Class B shares..............................             34,960,782
JPMorgan Select shares......................             25,831,953
                                                      -------------
      Total.................................          $ 120,558,627
                                                      =============

4. Liabilities

At July 31, 2005, the Fund had the following liabilities:
Fees payable to Affiliates*.................          $      54,156
Dividends payable...........................                 58,354
Accrued other payables......................                 22,363
                                                      -------------
      Total liabilities.....................          $     134,873
                                                      =============

*  Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich &
   Tang Services, Inc.

5. Tax Information

The tax character of all distributions paid during the years ended January 31, 2005 and 2004 were tax-exempt income.

At January 31, 2005, the undistributed tax-exempt income for income tax purposes amounted to $0.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 59% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights

                                                    Six Months
                                                      Ended                              Year Ended January 31,
Class A shares                                    July 31, 2005      -----------------------------------------------------------
--------------                                     (Unaudited)         2005        2004         2003         2002         2001
                                                    ---------        --------    --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $  1.00          $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------        --------    --------     --------     --------     --------
Income from investment operations:
    Net investment income.......................       0.006            0.003       0.001        0.005        0.017        0.030
    Net realized and unrealized gain (loss)
      on investments............................       0.000             --         0.000        0.000        0.000         --
                                                    ---------        --------    --------     --------     --------     --------
    Total from investment operations............       0.006            0.003       0.001        0.005        0.017        0.030
Less distributions from:
    Dividends from net investment income........      (0.006)          (0.003)     (0.001)      (0.005)      (0.017)      (0.030)
    Net realized gains on investments...........       0.000             --         0.000        0.000         --           --
                                                    ---------        --------    --------     --------     --------     --------
    Total Distributions.........................      (0.006)          (0.003)     (0.001)      (0.005)      (0.017)      (0.030)
                                                    ---------        --------    --------     --------     --------     --------
Net asset value, end of period..................    $  1.00          $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========        ========    ========     ========     ========     ========
Total Return....................................       0.63%(a)         0.33%       0.15%        0.54%        1.73%        3.03%

Ratios/Supplemental Data
Net assets, end of period (000).................    $  59,766        $ 70,077    $ 74,910     $ 80,465    $  73,847    $ 100,790
Ratios to average net assets:
    Expenses (net of fees waived) (b)...........       0.93% (c)       0.93%       0.93%        0.91%        0.86%        0.86%
    Net investment income.......................       1.26% (c)       0.32%       0.15%        0.53%        1.83%        2.98%
    Shareholder servicing fees waived...........       0.00% (c)       0.01%       0.02%        0.00%        0.00%        0.00%
    Expenses paid indirectly....................       0.00% (c)       0.00%       0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

7. Financial Highlights (Continued)

                                                    Six Months
                                                      Ended                            Year Ended January 31,
Class B shares                                    July 31, 2005    ------------------------------------------------------------
--------------                                     (Unaudited)       2005         2004         2003         2002         2001
                                                    ---------      --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.......................        0.007         0.005        0.003        0.007        0.020        0.032
    Net realized and unrealized gain (loss)
      on investments............................        0.000          --          0.000        0.000        0.000         --
                                                    ---------      --------     --------     --------     --------     --------
    Total from investment operations............        0.007         0.005        0.003        0.007        0.020        0.032
Less distributions from:
    Dividends from net investment income........       (0.007)       (0.005)      (0.003)      (0.007)      (0.020)      (0.032)
    Net realized gains on investments...........        0.000          --          0.000        0.000         --           --
                                                    ---------      --------     --------     --------     --------     --------
    Total Distributions.........................       (0.007)       (0.005)      (0.003)      (0.007)      (0.020)      (0.032)
                                                    ---------      --------     --------     --------     --------     --------
Net asset value, end of period..................    $   1.00       $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                    =========      ========     ========     ========     ========     ========
Total Return....................................        0.73%(a)      0.52%        0.33%        0.75%        1.97%         3.25%

Ratios/Supplemental Data
Net assets, end of period (000).................    $  34,961      $ 25,482     $ 22,735     $ 27,589     $ 31,453     $ 33,901
Ratios to average net assets:
  Expenses, net of fees waived (b)..............        0.73%(c)      0.74%        0.76%        0.70%        0.63%         0.65%
  Net investment income.........................        1.49%(c)      0.54%        0.32%        0.75%        1.98%         3.12%
  Expenses paid indirectly......................        0.00%(c)      0.00%        0.00%        0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights (Continued)

                                                    Six Months
                                                      Ended                            Year Ended January 31,
JPMorgan Select Shares                            July 31, 2005   ------------------------------------------------------------
----------------------                             (Unaudited)      2005         2004         2003         2002         2001
                                                    ---------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------     --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.......................       0.006         0.003        0.001        0.005        0.017        0.030
    Net realized and unrealized gain (loss)
      on investments............................       0.000          --          0.000        0.000        0.000         --
                                                    ---------     --------     --------     --------     --------     --------
    Total from investment operations............       0.006         0.003        0.001        0.005        0.017        0.030
Less distributions from:
    Dividends from net investment income........      (0.006)       (0.003)      (0.001)      (0.005)      (0.017)      (0.030)
    Net realized gains on investments...........       0.000          --          0.000        0.000         --           --
                                                    ---------     --------     --------     --------     --------     --------
    Total Distributions.........................      (0.006)       (0.003)      (0.001)      (0.005)      (0.017)      (0.030)
                                                    ---------     --------     --------     --------     --------     --------
Net asset value, end of period..................    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========     ========     ========     ========     ========     ========
Total Return....................................       0.63%(a)      0.33%        0.15%        0.54%        1.73%        3.03%

Ratios/Supplemental Data
Net assets, end of period (000).................    $  25,832     $ 38,777     $ 35,433     $ 72,984     $ 68,830     $  64,067
Ratios to average net assets:
  Expenses, net of fees waived (b)..............       0.93%(c)      0.93%        0.93%        0.91%        0.86%        0.86%
  Net investment income.........................       1.26%(c)      0.32%        0.15%        0.53%        1.83%        2.98%
  Shareholder servicing fees waived.............       0.00%(c)      0.01%        0.02%        0.00%        0.00%        0.00%
  Expenses paid indirectly......................       0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).



INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT7/05S




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.




                               Semi-Annual Report
                                  July 31, 2005
                                   (Unaudited)















--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and
         18 U.S.C. ss.1350.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President


Date: September 28, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer


Date:  September 28, 2005

* Print the name and title of each signing officer under his or her signature.